Income Tax - Summary of Reconciliation between the Charge to Net Income for Income Tax and the One that would Result from Applying the Prevailing Tax Rate on Net Income Before Income Tax Arising from the Consolidated Statements of Comprehensive Income (Detail) - USD ($)
$ in Millions
		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Net profit / (loss) before income tax		$ 910	$ 1,020	[1]	$ (1,658)	[1]
Average tax rate	[2]	27.58%	25.32%		25.29%
Average tax rate applied to net profit or loss before income tax		$ (251)	$ (258)		$ 419
Effect of the valuation of property, plant and equipment, intangible assets and assets held for sale, net		(382)	1,966		(1,193)
Effect of exchange differences and other results relating to the valuation of the currency, net	[3]	272	(1,716)	[1]	2,037	[1]
Effect of the valuation of inventories		(170)	(137)		(549)
Income on investments in associates and joint ventures		31	99		24
Effect of tax rate change	[4]	(149)	452		(423)
Effect of application of indexation mechanisms		0	981		0
Regularization plan associated with the calculation of tax loss carryforwards		(1,049)	0		0
Miscellaneous		(11)	(14)		66	[5]
Income tax (expense)/ benefit		$ (1,709)	$ 1,373		$ 381

[1]	See Note 2.d).
[2]	Corresponds to the average projected tax rate of YPF and its subsidiaries in compliance with amendment to Law No. 27,630, see Note 35.h.1).
[3]	Includes the effect of tax inflation adjustments.
[4]	Corresponds to the remeasurement of deferred income tax balances at the time of reversal, see Note 35.h.1).
[5]	Includes 32 corresponding to the tax criteria adopted in the 2023 tax return for fiscal year 2022 of the subsidiary Metrogas.